Document and Entity Information	Jun. 12, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 12, 2023
Entity Registrant Name	ARES ACQUISITION CORPORATION II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41691
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	310
Local Phone Number	201-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853138
Amendment Flag	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	AACT.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	AACT
Security Exchange Name	NYSE
Redeemable warrants, included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AACT WS
Security Exchange Name	NYSE